Liabilities related to business combinations and to non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from the acquisition of Translate Bio	Contingent consideration arising from acquisition of Amunix	Other	Total(a)
Balance at January 1, 2020	156	385	—	—	259	800
Payments made	(42)	(78)	—	—	(2)	(122)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	9	9	—	—	(53)	(35)
Other movements	(8)	—	—	—	(2)	(10)
Currency translation differences	(11)	(4)	—	—	(13)	(28)
Balance at December 31, 2020	104	312	—	—	189	605
New transactions(c)	—	—	323	—	37	360
Payments made(d)	(31)	(75)	—	—	(152)	(258)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	(18)	26	19	—	(31)	(4)
Other movements	—	—	—	—	(14)	(14)
Currency translation differences	4	6	12	—	3	25
Balance at December 31, 2021	59	269	354	—	32	714
New transactions	—	—	—	156	—	156
Payments made	(29)	(79)	—	—	(28)	(136)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	(9)	14	2	(2)	—	5
Other movements	—	—	—	—	—	—
Currency translation differences	5	—	24	11	—	40
Balance at December 31, 2022	26	204	380	165	4	779
(a)    Portion due after more than one year: €674 million as of December 31, 2022 (€577 million as of December 31, 2021 and €387 million as of December 31, 2020); portion due within less than one year: €105 million as of December 31, 2022 (€137 million as of December 31, 2021 and €218 million as of December 31, 2020).
(b)    Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.
(c)    Mainly corresponds to the recognition of the Shire Human Genetic Therapies Inc. (Shire) contingent consideration liability of $382 million resulting from the acquisition of Translate Bio in September 2021.
(d)    The “Other” column mainly relates to the contingent consideration liability due to True North Therapeutics as a result of Sanofi's acquisition of Bioverativ which was settled in the first half of 2021.

Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests
The table below sets forth the maximum amount of contingent consideration payable in respect of already-marketed products:

December 31, 2022	Total	Payments due by period
(€ million)		Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations(a)	604	104	145	—	355
(a) Includes €0.4 billion for the Bayer contingent consideration, €0.2 billion for the MSD contingent consideration.